Property operating costs and general and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Real estate tax	$ 3,202,144	$ 2,658,183	$ 1,831,436
Insurance	1,323,142	1,062,027	691,462
Maintenance	2,521,060	2,083,252	1,624,366
Structural maintenance accrual	115,727	111,851	110,403
Trust fees	117,953	114,062	110,439
Other property related expenses	5,959,809	5,344,889	3,227,095
Energy costs	8,004,325	2,102,060	1,345,588
Property operating costs related to properties that generated rental income	21,244,160	13,476,324	8,940,789
Real estate tax	551,697	683,843	328,919
Insurance	49,521	33,298	42,973
Maintenance	637,403	625,648	458,178
Other property related expenses	2,109,652	3,420,609	1,652,535
Property operating costs related to properties that did not generate rental income	3,348,273	4,763,398	2,482,605
Total property operating costs	$ 24,592,433	$ 18,239,722	$ 11,423,394